JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

March 9, 2018

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	John Hancock Funds II (the “Trust”)

Small Cap Growth Fund (the “Fund”)

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectus and Statement of Additional Information for the Fund, dated March 5, 2018, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 203 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 205 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on March 5, 2018 via EDGAR, accession number 0001133228-18-001285.

If you have any questions or comments, please call me at (617) 663-4311.

/s/ Thomas Dee

Thomas Dee
Assistant Secretary